Commitments and Contingencies	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies

8.    COMMITMENTS AND CONTINGENCIES

Operating Leases— The Company maintains its principal offices in New York City, New York and maintains fulfillment centers and office space in various locations throughout the United States.

The Company expensed $824,300 and $800,577 in rent related to leases for the three months ended September 30, 2021 and 2020, respectively, and $2,425,454 and $2,401,732 for the nine months ended September 30, 2021 and 2020, respectively, which is included in Selling, General, and Administrative Expenses in the accompanying condensed consolidated statements of operations.

Sales or Other Similar Taxes— Based on the location of the Company’s current operations, sales tax is collected and remitted. To date, the Company has had no actual or threatened sales and use tax claims from any state where it does not already claim nexus or any state where it sold products prior to claiming nexus. However, the Company believes that the likelihood of incurring a liability as a result of sales tax nexus being asserted by certain states where it sold products prior to claiming nexus is reasonably possible. As of September 30, 2021 and December 31, 2020, the Company estimates that the potential liability is approximately $1,348,904. All periods have been recorded as an accrued liability. Although it is reasonably possible that a change in this estimate will occur in the near term, the Company believes this is the best estimate of an amount due to taxing agencies, given that such a potential loss is an unasserted liability that would be contested and subject to negotiation between the Company and the respective state, or decided by a court.

Legal Proceedings— The Company is not currently subject to any legal proceedings or currently aware of any claims that it believes will have, individually or in the aggregate, a material adverse effect on the Company’s financial position as of September 30, 2021 and December 31, 2020.

Service Agreements— On June 13, 2021, the Company executed a Master Subscription Agreement with Palantir Technologies Inc. (“Palantir”) under which it will pay $20,000,000 over five years for access to Palantir’s Foundry software platform and related services for advanced data management and analytics to be used for the Company’s strategic initiatives. In exchange for this agreement, Palantir agreed to purchase, and the Company agreed to sell to Palantir, an aggregate of 2,000,000 shares of Seven Oaks Class A common stock, for a purchase price of $10.00 per share and an aggregate purchase price of $20,000,000, in connection with the PIPE Investment. On December 8, 2021, upon the Closing (as discussed in Note 1), $15,000,000 of the $20,000,000 will be paid to Palantir under the Master Subscription Agreement thirty days after Closing.

The Company received access to Palantir’s Foundry software platform on June 25, 2021, however, payment on the agreement is not due until thirty days following the consummation of the Business Combination and the Company can cancel the agreement without making any payments if the Business Combination is not consummated.

7.    COMMITMENTS AND CONTINGENCIES

Operating Leases — The Company maintains its principal offices in New York City, New York and maintains fulfillment centers and office space in various locations throughout the United States. Future minimum rental commitments under non-cancelable leases with initial or remaining terms in excess of one year at December 31, 2020 were as follows:

Year	Lease Obligation
2021	$3,451,635
2022	3,376,849
2023	1,689,562
2024	496,567
2025	511,462
Thereafter	348,145
Total	$9,874,220

The Company expensed $3,202,308, $3,004,423, and $2,822,009 in rent related to leases in effect during the years ended December 31, 2020, 2019, and 2018, respectively, which is included in selling, general, and administrative expenses in the accompanying consolidated statements of operations.

Sales or Other Similar Taxes — Based on the location of the Company’s current operations, sales tax is collected and remitted. To date, the Company has had no actual or threatened sales and use tax claims from any state where it does not already claim nexus or any state where it sold products prior to claiming nexus. However, the Company believes that the likelihood of incurring a liability as a result of sales tax nexus being asserted by certain states where it sold products prior to claiming nexus is reasonably possible. As of December 31, 2020 and 2019, the Company estimates that the potential liability is approximately $1,348,904. All years have been recorded as an accrued liability. Although it is reasonably possible that a change in this estimate will occur in the near term, the Company believes this is the best estimate of an amount due to taxing agencies, given that such a potential loss is an unasserted liability that would be contested and subject to negotiation between the Company and the state, or decided by a court.

Legal Proceedings — The Company is not currently subject to any legal proceedings or currently aware of any claims that it believes will have, individually or in the aggregate, a material adverse effect on the Company’s financial position as of December 31, 2020, 2019, and 2018.

Seven Oaks Acquisition Corp
Commitments and Contingencies

Note 6 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.10 per Unit, or approximately $2.6 million, paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company engaged certain underwriters in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the

Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The scope of engagement excludes identifying and/or evaluating possible acquisition candidates. Pursuant to the agreement with underwriters, the marketing fee payable to the underwriters will be 3.5% of the gross proceeds of the Initial Public Offering. The marketing fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of such agreement.

Note 5 — Commitments and Contingencies

Registration Rights

The holders of Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans, if any (and any shares of common stock issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares), were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. However, the registration rights agreement provides that we will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters were entitled to an underwriting discount of $0.10 per Unit, or approximately $2.6 million, paid upon the closing of the Initial Public Offering.

Business Combination Marketing Agreement

The Company engaged certain underwriters in connection with the Business Combination to assist the Company in holding meetings with the stockholders to discuss the potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing the Company’s securities in connection with the initial Business Combination, assist the Company in obtaining stockholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with the Business Combination. The scope of engagement excludes identifying and/or evaluating possible acquisition candidates. Pursuant to the agreement with underwriters, the marketing fee payable to the underwriters will be 3.5% of the gross proceeds of the Initial Public Offering. The marketing fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of such agreement.